Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [Abstract]
Expenses by nature	Expenses by nature

	For the year ended December 31,
	2023	2022	2021

Transactions costs(i)	(5,956,108)	(5,566,927)	(4,321,135)
Marketing and advertising	(580,667)	(717,732)	(791,134)
Personnel expenses(ii)	(1,122,128)	(1,032,732)	(1,074,249)
Financial expenses(iii)	(3,269,556)	(3,151,552)	(790,635)
Total Losses(iv)	(536,048)	(984,487)	(664,268)
Depreciation and amortization(vi)	(1,355,653)	(1,130,690)	(768,593)
Other(v)	(1,111,134)	(991,478)	(550,681)
	(13,931,294)	(13,575,598)	(8,960,695)
Classified as:
Cost of services	(8,132,580)	(7,470,895)	(5,775,895)
Selling expenses	(1,429,816)	(1,946,075)	(1,523,908)
Administrative expenses	(732,689)	(668,679)	(877,559)
Financial expenses	(3,269,556)	(3,151,552)	(790,635)
Other income (expenses), net	(366,653)	(338,397)	7,302
	(13,931,294)	(13,575,598)	(8,960,695)

(i)The increase is mainly represented by: (i) costs related to interchange fees of card issuers in the amount of R$4,805,474 for year ended December 31, 2023 (R$4,505,290 and R$3,043,591 for years ended December 31, 2022 and 2021, respectively), card scheme fees in the amount of R$969,193 for year ended December 31, 2023 (R$882,091 and R$653,224 for years ended December 31, 2022 and 2021, respectively).
(ii)Personnel expenses includes compensation expenses in the amount of R$109,901 related to the LTIP and LTIP goals for the year ended December 31, 2023 (R$79,447 and R$370,629 for the years ended December 31, 2022 and December 31, 2021, respectively). Personnel expenses in 2023, include capitalization of LTIP and LTIP goals in the amount of R$89,223 for the year ended December 31, 2023 (R$56,698 and R$0 for the years ended December 31, 2022 and December 31, 2021).
(iii)Relates to: (i) the early collection of receivables, which amount to R$953,509 in the year ended December 31, 2023 (R$1,233,045 and R$426,992 for the years ended December 31, 2022 and 2021, respectively), (ii) interest of deposits and banking accounts which amounted to R$2,060,109 in the year ended December 31, 2023 (R$1,573,293 and R$1,278,806 in the years ended December 31, 2022 and 2021, respectively).
(iv)Total losses refer to amounts recognized during the year related to: (i) card processing operations (acquiring and issuing), (ii) losses on digital account in the amount of R$393,869 in the year ended December 31, 2023 (R$430,895 and R$386,143 for the years ended December 31, 2022 and 2021, respectively), (iii) a loss occurred in third quarter of 2023 in the amount of R$32,872 in connection with unauthorized transations exploiting a legacy functionality in the Company’s system. The conditions allowing for the unauthorized transactions were ceased and were not related to cyber risks or data-related matters. Efforts to recover related amounts are going and (iv) Total losses include provision for delinquency rate of credit portfolio in the amount of R$109,307 in the year ended December 31, 2023 (R$553,592 and R$278,125 for the years ended December 31, 2022 and 2021, respectively), as further described in Note 26.
(v)For the year ended December 31, 2023, the increase is impacted by R$246,770 (R$199,868 in the year ended December 31, 2022) related to provision of POS Devices, as described in note 12. In September 2023, in accordance to the final purchase price allocation (“PPA”) completed on October 20, 2023, which include the recognition of capital gains of customer portfolio R$152, non-compete agreement R$128 and software R$2,468.
(vi)Depreciation and amortization amounts incurred in the year are segregated between costs and expenses as presented below:

	For the year ended December 31,
	2023	2022	2021

Depreciation
Cost of sales and services(i)	(715,293)	(658,275)	(464,411)
Selling expenses	(198)	(172)	(89)
Administrative expenses	(28,331)	(26,787)	(23,439)
	(743,822)	(685,234)	(487,939)
Amortization
Cost of sales and services	(642,017)	(464,106)	(295,218)
Administrative expenses(ii)	(27,000)	(23,810)	(21,484)
	(669,017)	(487,916)	(316,702)
PIS and COFINS credits(iii)	57,186	42,460	36,048
Depreciation and amortization expense, net	(1,355,653)	(1,130,690)	(768,593)

(i)The depreciation of POS for the year ended December 31, 2023, amounted to R$685,685 (R$640,798 and R$448,385 for the years ended December 31, 2022 and 2021, respectively).
(ii)Included in this amount are LTIP amortizations in the amount of R$46,356 for the year ended December 31, 2023 (compared to R$31,903 and R$0 for the years ended December 31, 2022 and 2021, respectively). Additionally, has assets amortizations of acquired companies in the amount of R$19,778 for the year ended December 31, 2023 (compared to R$18,466 and R$16,455 for the years ended December 31, 2022 and December 31, 2021, respectively).
(iii)PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce the depreciation and amortization over some operational expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.